Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net earnings	$ 149,074	$ 166,124	$ 306,542	$ 328,126
Adjustments for Depreciation and depletion	66,080	70,775	123,875	141,424
Interest expense	24	32	50	294
Equity settled stock based compensation	1,498	1,307	2,839	2,632
Performance share units	(18,137)	(10,258)	(9,577)	(9,952)
Pension expense	271	265	429	416
Income tax expense (recovery)	201	(886)	872	(1,388)
Loss (gain) on fair value adjustment of share purchase warrants held	154	194	897	1,145
Fair value (gain) loss on convertible note receivable		(3,388)	1,380	(4,626)
Investment income recognized in net earnings	(549)	(95)	(743)	(97)
Other	42	103	(1,472)	694
Change in non-cash working capital	7,365	(7,803)	(8,553)	(9,775)
Cash generated from operations before income taxes and interest	206,023	216,370	416,539	448,893
Income taxes recovered (paid)	(80)	(21)	(112)	(51)
Interest paid	(25)	(29)	(51)	(370)
Interest received	441	95	523	97
Cash generated from operating activities	206,359	216,415	416,899	448,569
Financing activities
Bank debt repaid				(195,000)
Credit facility extension fees	(2)	(1,673)	(2)	(1,673)
Share purchase options exercised	1,777	743	7,549	5,536
Lease payments	(202)	(173)	(402)	(387)
Dividends paid	(117,117)	(103,549)	(117,117)	(103,549)
Cash (used for) generated from financing activities	(115,544)	(104,652)	(109,972)	(295,073)
Investing activities
Mineral stream interests	(15,549)	(64,771)	(60,801)	(215,790)
Early deposit mineral stream interests			(750)	(750)
Mineral royalty interest		(10)		(3,571)
Acquisition of long-term investments	(2,633)	(2,377)	(22,768)	(2,377)
Proceeds on disposal of long-term investments				112,188
Dividends received	108		220
Other	(89)	(386)	(125)	(520)
Cash (used for) generated from investing activities	(18,163)	(67,544)	(84,224)	(110,820)
Effect of exchange rate changes on cash and cash equivalents	(189)	65	(122)	87
Increase in cash and cash equivalents	72,463	44,284	222,581	42,763
Cash and cash equivalents, beginning of period	376,163	191,162	226,045	192,683
Cash and cash equivalents, end of period	$ 448,626	$ 235,446	$ 448,626	$ 235,446